INCOME TAXES - Income Tax Recognized in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	$ 46	$ (209)	$ 25
Income tax relating to components of other comprehensive income	46	(200)	25
Unrealized gain (loss) on derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	380	(77)	(1)
Recognized actuarial gain (loss)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	(228)	(42)	(1)
Foreign currency translation adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized in other comprehensive income	(106)	(90)	27
Other reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognized directly in equity	$ 0	$ 9	$ 0